STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 14 - STOCK-BASED COMPENSATION

AU10TIX Limited, AU10TIX’s subsidiary, had a Stock Option Plan which reserved 500,000 shares of its common stock for its future issuance. Under the stock option plan, stock options may be granted to employees, officers, directors, consultants and service providers of the subsidiary at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

In August 2020, AU10TIX’s board agreed to transfer the option plan from AU10TIX Limited to AU10TIX Technologies B.V. with the same terms and conditions. On June 24, 2022, the board of AU10TIX Technologies B.V. has adopted the “AU10TIX Technologies B.V. 2022 Stock Option Plan” (the “Plan”). The Plan grants rights to subscribe for up to 500,000 class A ordinary shares (“Ordinary Share”) in the capital of AU10TIX Technologies B.V. to employees, directors, consultants and service providers of AU10TIX Technologies B.V. and / or any related entity (as defined in the plan). By resolution of the board of AU10TIX Technologies B.V., on February 12, 2023, the board resolved to increase the number of options that can be exercised under the option plan from 500,000 to 1,000,000 ordinary shares.

The following is a summary of the AU10TIX Technologies B.V. stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2022	368,875	$0.23	5 years
Options granted	584,500	0.96
Options exercised	-
Forfeited	(94,750)	0.79
Options outstanding, end of the year	858,625	$0.67	6 years

Options exercisable, as of December 31, 2023	389,500

As of December 31, 2023 and 2022 the non-vested options are 469,125 and 86,250, respectively.

During the years ended December 31, 2023, 2022 and 2021, there was $714, $513 and $350 of compensation expenses.

As of December 31, 2023 and 2022, the Company has $2,502 and $374, respectively of unrecognized compensation cost related to stock options.

In 2024 the Company is working to issue shares to employees that asked to exercise their options. As of May 1, 2024, 266,750 options will be exercised to shares.